S000107713 [Member] Investment Objectives and Goals - NORTHERN TRUST 2046 TAX-EXEMPT DISTRIBUTING LADDER ETF	Aug. 21, 2026
Prospectus [Line Items]
Risk/Return [Heading]	NORTHERN TRUST 2046 TAX-EXEMPT DISTRIBUTING LADDER ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide periodic distributions consisting of income exempt from regular federal income tax and/or principal through 2046.